Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

On October 25, 2012, MPM Escrow LLC and MPM Finance Escrow Corp., wholly owned special purpose subsidiaries of the Company, issued $1,100 principal amount of first-priority senior secured notes due 2020 (the “First Lien Notes”) in a private offering. The proceeds from the sale of First Lien Notes were initially placed in escrow and were released on November 16, 2012. The proceeds from the sale of First Lien Notes were used, on November 16, 2012, (i) to repay all amounts outstanding under the Company’s senior secured credit facilities (without reducing the commitments under the revolving credit facility), (ii) to irrevocably deposit approximately $219 with the trustee for 12 1/ 2% senior secured second lien notes (the “Second Lien Notes”) in order to satisfy and discharge all of the Company’s outstanding $200 aggregate principal amount of Second Lien Notes, which will be redeemed on December 16, 2012 at a redemption price equal to 103.125% plus accrued and unpaid interest to the redemption date, (iii) to pay related fees and expenses and (iv) for general corporate purposes. The Company anticipates recognizing a loss of approximately $51 on this extinguishment of debt.

On October 25, 2012, the Company obtained commitments from financial institutions for a new $270 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”) and the Company expects to obtain an additional $30 in commitments to bring the total facility size to $300, although there can be no assurances that the Company will obtain such additional commitments. The borrowing base will be based on a specified percentage of eligible accounts receivable and inventory and, in certain foreign jurisdictions, machinery and equipment. The ABL Facility will replace the Company’s existing senior secured credit facilities and the Company expects to enter into the ABL Facility as soon as practicable following the satisfaction of customary closing conditions.

Effective as of November 16, 2012, the Company amended the credit agreement governing its senior secured credit facilities (such amendment, the “Credit Agreement Amendment”) to, among other things, allow for the Company’s assumption of the First Lien Notes and the pari passu sharing of the collateral of the Company and its domestic subsidiaries currently securing the senior secured credit facilities between the secured parties under such credit facilities and the holders of the First Lien Notes. The Credit Agreement Amendment also (i) increased the maximum senior secured leverage ratio to which the Company is subject from 4.25 to 1.00 to 5.25 to 1.00, (ii) increased (a) the applicable margin with respect to revolving loans to 6.00% for Eurocurrency loans and (b) the commitment fee on the unused revolving credit facility amount to 4.00%, in each case effective as of 60 days after the effective date of the Credit Agreement Amendment and (iii) modified certain other provisions of the senior secured credit facilities.

The Company has evaluated subsequent events from the balance sheet date through November 13, 2012, the original issuance date, and updated the evaluation of subsequent events through the date of this prospectus and determined there are no other items that require adjustments to and/or disclosures in the unaudited condensed consolidated financial statements.

(17) Subsequent Events (Unaudited)

On April 2, 2012, the Company’s wholly-owned subsidiary Momentive Performance Materials GmbH, the German Borrower under the senior secured credit facilities, incurred incremental term loans under the senior secured credit facilities in an aggregate principal amount of $175 in the form of new tranche B-3 term loans denominated in U.S. dollars. The tranche B-3 term loans were incurred to refinance existing term loans maturing December 4, 2013 under the senior secured credit facilities. The tranche B-3 term loans will mature on May 5, 2015. The interest rate per annum applicable to the tranche B-3 term loan is equal to an adjusted LIBOR rate for, at the option of the German Borrower, a one-, two-, three- or six-month interest period, or a nine- or twelve-month period, if available from all relevant lenders, in each case plus an applicable margin of 3.5%. As part of the senior secured credit facilities, the tranche B-3 term loans are subject to the covenants under the Credit Agreement (none of which have been modified in connection with the incurrence of the new tranche B-3 term loans), including the Senior Secured Leverage Ratio maintenance covenant.

The Company has evaluated subsequent events from the balance sheet date through March 2, 2012, the original issuance date, and updated the evaluation of subsequent events through the date of this prospectus and determined there are no other items that require adjustment and/or disclosure in the consolidated financial statements.